Income Taxes (Tables)	3 Months Ended
Mar. 31, 2012
Income Tax Expense (Benefit)	Income taxes recognized during the three months ended March 31, 2012 comprise:
	Three Months Ended
	March 31,	March 31,
	2012	2011
	(in thousands)

Provision for income taxes	2,726	2,687